6. STOCK OPTIONS AND WARRANT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stock Options And Warrant Tables
Stock Options
			Weighted
		Weighted	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual	Intrinsic
	Option	Price	Life	Value

Outstanding at December 31, 2012	93,750	$107.0	7.7 years	$217,063
Granted
Exercised
Expired/Forfeited	(30,000)	$125.0
Outstanding at September 30, 2013	63,750	$101.8	6.5 years	$39,388
Exercisable at September 30, 2013	49,188	$93.8	6.0 years	$0

			Weighted
		Weighted	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual	Intrinsic
	Option	Price	Life	Value

Outstanding at December 31, 2010	11,500	$3.00	6.3 years	$1,401,563
Granted	81,250	123.00
Exercised	-	-
Expired/Forfeited	-	-
Outstanding at December 31, 2011	92,750	109.00	8.5 years	1,114,063
Granted	3,000	104.00
Exercised
Expired/Forfeited	(2,000)	92.00

Outstanding at December 31, 2012	93,750	$107.00	7.7 years	$217,063
Exercisable at December 31, 2012	55,158	$106.00	7.2 years	$142,223

Warrants
			Weighted
		Weighted	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual	Intrinsic
	Warrants	Price	Life	Value

Outstanding at December 31, 2012	108,734	$123.00	3.5 years	$-
Issued	15,000
Exercised	(122,734)
Expired	-
Outstanding and exercisable at September 30, 2013	1,000	$126.00	7.4 years	$-

			Weighted
		Weighted	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual	Intrinsic
	Warrants	Price	Life	Value

Outstanding at December 31, 2010	10,500	$100.00	4.7 years	$262,506
Issued	86,300	134.00
Exercised	-	-
Expired	-	-
Outstanding at December 31, 2011	96,800	122.00	4.5 years	-
Issued	11,934	125.00
Exercised	-
Expired	-
Outstanding at December 31, 2012	108,734	$123.00	3.5 years	$-